Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Tax [Line Items]
Change in valuation allowance	$ (181,046)	$ 223,516
Operating loss carry forward available to offset future federal taxable income	2,475,327
Operating loss carry forward expiration date	March 31, 2022
Research and development tax credit carry forwards available to offset federal income taxes	$ 10,085
Research and development tax credit carry forwards expiration date	Mar. 31, 2028
Statutory income tax rate	34.00%	34.00%